Flight equipment held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 404,082	$ 1,104,310
Flight equipment held-for-sale
Disposal Group, Including Discontinued Operations [Line Items]
Flight equipment held for sale	404,000	$ 1,100,000
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 60,000